Provisions	12 Months Ended
Jun. 30, 2025
Provisions [abstract]
Provisions	Provisions

$
Balance at July 1, 2023	237
Additional provision recognized during the year	168
Balance at June 30, 2024	405
Provision reversed during the year	(233)
Balance at June 30, 2025	172
The provisions represent the Company’s best estimate of the value of the products sold in the current financial period that may be returned in a future period.